Lease Obligations - Schedule of Outstanding Lease Obligations (Details) (10-K) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Lease obligations, beginning balance	$ 3,790,147	$ 1,593,291
New lease obligations	510,136	3,700,674	2,116,068
Payments on lease obligations	(725,599)	(1,369,109)	(522,777)
Disposal of leased vehicles	(352,899)	(134,709)
Lease obligations, ending balance	$ 3,221,785	$ 3,790,147	$ 1,593,291